JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated October 26, 2017 to PROSPECTUSES dated May 1, 2017

Changes to Variable Investment Options

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY, VENTURE® OPPORTUNITY B SHARE VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated May 1, 2017 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Purpose of this Supplement

This Supplement announces a change to the Contracts’ Variable Investment Options to reflect the merger of the John Hancock Variable Insurance Trust (“JHVIT”) American New World Trust into the JHVIT Emerging Markets Value Trust.

Portfolio Merger

Effective at the close of business on October 27, 2017, the following “Acquired Portfolio” will merge into the “Acquiring Portfolio”:

Acquired Portfolio	Acquiring Portfolio
American New World Trust	Emerging Markets Value Trust

As a result, after October 27, 2017, the Variable Investment Option corresponding to Emerging Markets Value Trust replaces the Variable Investment Option corresponding to American New World Trust. You no longer will be able to allocate Contract Value or any Purchase Payments to the American New World Investment Option. Any Contract Value allocated to the American New World Investment Option will be allocated to the Emerging Markets Value Investment Option.

Accordingly, any references in the Annuity Prospectus to the “American New World” Trust or Investment Option are replaced with the “Emerging Markets Value” Trust or Investment Option, respectively, except for the reference to the “American New World” Trust in the “Funds of Funds and Master-Feeder Funds” section, which should be deleted, and in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

The JHVIT Emerging Markets Value Trust is a new Investment Option to the Contracts, and therefore the following entries are added to the “John Hancock Variable Insurance Trust” tables in the Portfolio Investment Objectives” sections of the Annuity Prospectuses:

For VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts

Portfolio	Subadviser	Investment Objective
Emerging Markets Value Trust	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
(successor to American New World Trust)
Series II

For VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY, VENTURE® OPPORTUNITY B SHARE VARIABLE ANNUITY Contracts

Portfolio	Subadviser	Investment Objective
Emerging Markets Value Trust	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
(successor to American New World Trust)
Series NAV

Portfolio Mergers

Effective at the close of business on October 27, 2017, the following “Acquired Portfolios” will merge into the respective “Acquiring Portfolios”:

Acquired Portfolio	Acquiring Portfolio
JHVIT Core Strategy Trust	JHVIT Lifestyle Growth PS Series
JHVIT Value Trust	JHVIT Mid Cap Index Trust

As a result, after October 27, 2017, the Variable Investment Option corresponding to Lifestyle Growth PS Series replaces the Variable Investment Option corresponding to Core Strategy Trust, and the Variable Investment Option corresponding to Mid Cap Index Trust replaces the Variable Investment Option corresponding to Value Trust. You no longer will be able to allocate Contract Value or any Purchase Payments to the Core Strategy Investment Option or to the Value Investment Option. Any Contract Value allocated to the Core Strategy Investment Option will be allocated to the Lifestyle Growth PS Series Investment Option, and any Contract Value allocated to the Value Investment Option will be allocated to the Mid Cap Index Investment Option.

Accordingly, any references in the Annuity Prospectus to the “Core Strategy” Trust or Investment Option are replaced with the “Lifestyle Growth PS Series” Trust or Investment Option, respectively, except for the reference to the “Core Strategy” Trust in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature. Any references in the Annuity Prospectus to the “Value” Trust or Investment Option are replaced with the “Mid Cap Index” Trust or Investment Option, respectively, except for the reference to the “Value” Trust in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

Portfolio Name Changes

Effective at the close of business on October 27, 2017, the names of the following funds are changing as set forth below:

Current Name	New Name
JHVIT 500 Index Trust B	JHVIT 500 Index Trust
JHVIT International Equity Index Trust B	JHVIT International Equity Index Trust
JHVIT Total Bond Market Trust B	JHVIT Total Bond Market Trust
JHVIT Lifestyle Aggressive PS Series	JHVIT Lifestyle Aggressive Portfolio
JHVIT Lifestyle Growth PS Series	JHVIT Lifestyle Growth Portfolio
JHVIT Lifestyle Balanced PS Series	JHVIT Lifestyle Balanced Portfolio
JHVIT Lifestyle Moderate PS Series	JHVIT Lifestyle Moderate Portfolio
JHVIT Lifestyle Conservative PS Series	JHVIT Lifestyle Conservative Portfolio
JHVIT Lifestyle Aggressive MVP	JHVIT Managed Volatility Aggressive Portfolio
JHVIT Lifestyle Growth MVP	JHVIT Managed Volatility Growth Portfolio
JHVIT Lifestyle Balanced MVP	JHVIT Managed Volatility Balanced Portfolio
JHVIT Lifestyle Moderate MVP	JHVIT Managed Volatility Moderate Portfolio
JHVIT Lifestyle Conservative MVP	JHVIT Managed Volatility Conservative Portfolio

Accordingly, we replace all references in the Annuity Prospectus to the Portfolios listed under “Current Name” above with the corresponding Portfolio listed under “New Name.” We also replace all references to Investment Options for the Portfolios listed under “Current Name” above with the corresponding Investment Options for the Portfolios listed under “New Name.”

You should retain this Supplement for future reference.

Supplement dated October 26, 2017

10/17:VAPS50	333-70728	033-79112
	333-70730	033-46217
	333-70850	333-83558
	333-71072	333-138846
	333-71074	333-61283
	333-146591	333-146590
	333-146698	333-146699